REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 14,600	$ 19,430	$ 29,143	$ 38,835
Other revenue	3,483	3,620	6,884	7,122
Revenue	18,083	23,050	36,027	45,957
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,107	1,416	2,232	2,679
Other revenue	1,322	1,217	2,181	2,491
Revenue	2,429	2,633	4,413	5,170
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Other revenue	93	101	141	162
Revenue	93	101	141	162
Renewable Power and Transition
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,764	1,443	3,487	2,937
Other revenue	89	106	212	147
Revenue	1,853	1,549	3,699	3,084
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,944	4,568	9,804	9,186
Other revenue	793	678	1,558	1,339
Revenue	5,737	5,246	11,362	10,525
Private Equity and Other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	6,240	11,301	12,444	22,664
Other revenue	724	827	1,497	1,631
Revenue	6,964	12,128	13,941	24,295
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	545	702	1,176	1,369
Other revenue	462	691	1,295	1,352
Revenue	$ 1,007	$ 1,393	$ 2,471	$ 2,721